Debt (Details)				1 Months Ended	12 Months Ended
	Mar. 08, 2024 USD ($)	Apr. 19, 2023 USD ($) $ / shares	Apr. 18, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Debt instruments
Outstanding principal					$ 1,010,934	$ 0
Loss on extinguishment of debt					(393,791)
Convertible debt fair value					3,260,934
Change in fair value of convertible debt					(43,066)
Pontifax
Debt instruments
Debt instrument, face amount					3,000,000
Accrued interest expense					$ 63,351
Pontifax | First 588,599 shares of common stock issuable upon conversion
Debt instruments
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice		90.00%
Shares of common stock issuable upon conversion		588,599			588,599
Convertible Debt
Debt instruments
Debt instrument, face amount				$ 20,000,000	$ 3,000,000
Number of tranches				three
Interest rate percentage				8.47%
Interest-only period				2 years
Outstanding principal periodic payment				$ 1,000,000
Unused line of credit fee, as a percent				1.00%
Interest expense					402,615	847,000
Interest paid					552,058	$ 857,411
Loss on extinguishment of debt					394,000
Convertible debt fair value		$ 3,304,000			3,260,934
Change in fair value of convertible debt					$ (43,066)
Convertible Debt | Maximum
Debt instruments
Debt instrument, face amount				$ 20,000,000
Convertible Debt | First Tranche [Member]
Debt instruments
Convertible note				10,000,000
Convertible Debt | Second Tranche [Member]
Debt instruments
Convertible note				5,000,000
Convertible Debt | Third Tranche [Member]
Debt instruments
Convertible note				$ 5,000,000
Convertible Debt | Pontifax
Debt instruments
Outstanding principal periodic payment		750,000	$ 1,000,000
Percent Of Closing Price Of Common Stock For Conversion Price Per Share					90.00%
Amount repaid		5,000,000
Outstanding principal		$ 3,000,000
Shares of common stock issuable upon conversion		588,599
Convertible Debt | Pontifax | Subsequent Event
Debt instruments
Outstanding principal	$ 2,900,585
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice	90.00%
Shares of common stock issuable upon conversion	442,400
Convertible Debt | Pontifax | First 588,599 shares of common stock issuable upon conversion
Debt instruments
Conversion price (in Dollars per share) | $ / shares					$ 1.70
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice		90.00%
Shares of common stock issuable upon conversion					588,599
Reduction in conversion price | $ / shares		$ 1.70